PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Depreciation	$ 34,075	$ 56,937
S and S Beverage [Member]
Amortization expense	$ 968	$ 968